Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalent	$ 8,211,000	$ 21,626,000	$ 43,692,000
Restricted cash equivalents	230,000	460,000	230,000
Accounts receivable, net of allowances	1,332,000	2,060,000	3,575,000
Prepaid expenses and other current assets	2,676,000	2,193,000	1,452,000
Debt issuance cost	566,000	1,132,000
Total current assets	13,015,000	27,471,000	48,949,000
Restricted cash equivalents, non-current	736,000	736,000	1,060,000
Right-of-use assets	10,225,000	10,291,000
Property and equipment, net	5,474,000	6,155,000	10,435,000
Deferred tax asset	2,169,000	2,169,000	2,282,000
Deferred offering costs	3,318,000	1,264,000
Other assets	1,005,000,000	1,117,000,000
Other assets		2,381,000	911,000
Total Assets	35,942,000	49,203,000	63,637,000
Current liabilities
Accounts payable	6,938,000	3,760,000	3,336,000
Accrued liabilities	11,703,000	7,298,000	3,411,000
Capital lease obligation, current portion			2,331,000
Operating lease liabilities, current portion	3,519,000	3,281,000
Financing lease liabilities, current portion	822,000	1,301,000
Income tax liability	2,730,000	2,737,000	2,953,000
Deferred rent, current portion			414,000
Deferred revenue, current portion	6,006,000	6,042,000	12,078,000
Convertible notes, current portion	30,198,000	29,868,000
Derivative liability	4,080,000	3,488,000
Note payable, current portion	30,810,000	29,964,000
Total current liabilities	96,806,000	87,739,000	24,523,000
Capital lease obligation, net of current portion			1,252,000
Operating lease liabilities, net of current portion	8,073,000	8,611,000
Financing lease liabilities, net of current portion	252,000	292,000
Deferred rent, net of current portion			1,511,000
Deferred revenue, net of current portion	13,372,000	14,959,000	19,204,000
Derivative and warrant liability			4,384,000
Convertible notes, net of current portion			13,058,000
Other liabilities	1,338,000	1,336,000	2,371,000
Total liabilities	119,841,000	112,937,000	66,303,000
Redeemable convertible preferred stock	279,503,000	279,503,000	273,687,000
Commitments and contingencies (Note 6)
Stockholders’ Deficit:
Common stock value	1,000	1,000	1,000
Additional paid-in capital	48,429,000	43,491,000	30,836,000
Accumulated other comprehensive loss			(1,000)
Accumulated deficit	(411,832,000)	(386,729,000)	(307,189,000)
Total stockholders’ deficit	(363,402,000)	(343,237,000)	(276,353,000)
Total Liabilities and Stockholders’ Deficit	35,942,000	49,203,000	63,637,000
Archimedes Tech Spac Partners Co
Current assets
Cash and cash equivalent	18,129	235,295
Debt issuance cost
Prepaid expenses	78,566	98,066
Total current assets	96,695	333,361
Marketable securities held in Trust Account	133,022,440	133,010,583
Total Assets	133,119,135	133,343,944
Current liabilities
Accrued liabilities	503,071	247,868
Due to related party		1,816	716
Total current liabilities	503,071	249,684	716
Warrant liability	154,768	247,514
Total liabilities	657,839	497,198	716
Commitments and contingencies (Note 6)
Common stock subject to possible redemption	133,022,440	133,010,583
Stockholders’ Deficit:
Preferred stock value
Common stock value	416	416
Additional paid-in capital	806,490	818,347
Accumulated deficit	(1,368,050)	(982,600)	(716)
Total stockholders’ deficit	(561,144)	(163,837)	(716)
Total Liabilities and Stockholders’ Deficit	$ 133,119,135	$ 133,343,944